Leases - Capital Lease Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Less: current portion	$ (7,098)	$ 0
Long-term obligations related to capital leases	143,858	$ 0
Suezmax Tankers
Capital Leased Assets [Line Items]
Total obligations related to capital leases	150,956
Less: current portion	(7,098)
Long-term obligations related to capital leases	$ 143,858